Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net revenue	$ 1,625,901	$ 970,857	$ 2,974,639	$ 1,714,770	$ 4,299,717	$ 1,212,870
Cost of revenue	1,794,419	731,309	3,366,589	1,940,715	5,300,037	1,495,042
Gross margin (loss)	(168,518)	239,548	(391,950)	(225,945)	(1,000,320)	(282,172)
Operating expenses
Research and development	224,512	56,598	451,166	385,450	983,528	257,431
Marketing	1,277,510	4,194,524	3,369,531	6,237,179	9,626,982	2,854,904
Stock based compensation	2,141,218	1,940,250	3,222,010	3,510,489	9,661,168	6,861,163
Impairment of goodwill			1,035,795		1,035,795
General and administrative	4,181,666	2,428,971	7,568,051	3,967,729	11,060,927	6,027,665
Total operating expenses	7,824,906	8,620,343	14,610,758	14,100,847	32,368,400	16,001,163
Loss from operations	(7,993,424)	(8,380,795)	(15,002,708)	(14,326,792)	(33,368,720)	(16,283,335)
Other income			$ 99		$ 396,223	$ 512,071
Basic and diluted loss per share (in Dollars per share)	$ (0.41)	$ (0.81)	$ (0.77)	$ (1.49)	$ (2.98)	$ (5.68)
Interest expense	$ (20,360)	$ (60,760)	$ (34,256)	$ (259,431)	$ (372,106)	$ (1,376,902)
Weighted average number of common shares outstanding (in Shares)	20,233,585	11,081,354	18,977,745	10,465,815	12,652,470	4,812,153
Accretion of debt discount and issuance cost	$ (623,531)	$ (354,199)	$ (647,008)	$ (851,364)	$ (3,612,669)	$ (4,303,072)
Derivative expense				(100,502)	(100,502)
Change in derivative liability		(65,442)	3,729	(262,831)	(1,096,287)	3,019,457
Impairment of investment	(50,000)	(62,733)	(50,000)	(62,733)	(589,461)	(11,450)
Impairment of debt security						(50,000)
Settlement of vendor liabilities	(17,392)		(2,867)	92,909	59,792	(126,087)
Gain on extinguishment of debt		82,431		286,009
Loss on marketable securities	(231)		(231)			(7,453)
Gain (loss) on extinguishment of debt			147,256		1,025,555	(5,586,482)
Gain on forgiveness of debt		279,022		279,022	279,022	470
Other income (expenses), net	(711,514)	(181,681)	(583,278)	(878,921)	(4,010,433)	(7,929,448)
Loss before income tax provision	(8,704,938)	(8,562,476)	(15,585,986)	(15,205,713)	(37,379,153)	(24,212,783)
Income tax provision
Net loss	(8,704,938)	(8,562,476)	(15,585,986)	(15,205,713)	(37,379,153)	(24,212,783)
Non-controlling interest in net loss	367,872	432	985,758	432	86,251
Net Loss attributable to Creatd, Inc.	(8,337,066)	(8,562,044)	(14,600,228)	(15,205,281)	(37,292,902)	(24,212,783)
Deemed dividend		(410,750)	(81,728)	(410,750)	(410,750)	(3,135,702)
Inducement expense
Net loss attributable to common shareholders	(8,337,066)	(8,972,794)	(14,681,956)	(15,616,031)	(37,703,652)	(27,348,485)
Comprehensive loss
Net loss	(8,704,938)	(8,562,476)	(15,585,986)	(15,205,713)	(37,379,153)	(24,212,783)
Currency translation gain (loss)	(24,659)	(552)	(29,609)	(7,863)	(41,038)	(31,239)
Comprehensive loss	$ (8,729,597)	$ (8,563,028)	$ (15,615,595)	$ (15,213,576)	$ (37,420,191)	$ (24,244,022)